Investments in affiliated companies and joint ventures	12 Months Ended
Dec. 31, 2011
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

14    Investments in affiliated companies and joint ventures

	December 31, 2011				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
	Participation in capital (%)		Net equity	Net income (loss) of the period	2011	2010	2011	2010	2009	2011	2010	2009
	Voting	Total
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização—NIBRASCO(1)	51.11	51.00	341	89	173	171	45	48	(12)	22	3	20
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS(1)	51.00	50.89	225	36	115	128	19	40	(12)	20	–	–
Companhia Coreano-Brasileira de Pelotização—KOBRASCO(1)	50.00	50.00	155	65	78	87	32	43	(17)	32	11	–
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO(1)	51.00	50.90	158	93	80	86	47	18	12	38	25	–
Minas da Serra Geral SA—MSG	50.00	50.00	57	7	29	36	3	6	2	–	–	–
SAMARCO Mineração SA—SAMARCO(2)	50.00	50.00	941	1,754	528	561	878	798	299	812	950	190
Baovale Mineração SA—BAOVALE	50.00	50.00	69	16	35	31	8	4	(3)	–	–	–
Zhuhai YPM Pellet e Co,Ltd—ZHUHAI	25.00	25.00	90	1	23	25	–	9	3	–	–	–
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	107	(13)	48	40	(7)	(10)	–	–	–	–

					1,109	1,165	1,025	956	272	924	989	210
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,128	336	282	250	85	76	74	–	83	–
Shandong Yankuang International Company Ltd	25.00	25.00	(170)	(58)	(43)	(27)	(15)	(19)	(18)	–	–	–

					239	223	70	57	56	–	83	–
Base Metals
Bauxite
Mineração Rio do Norte SA—MRN	40.00	40.00	357	19	144	152	8	(2)	(10)	–	10	42

					144	152	8	(2)	(10)	–	10	42
Copper
Teal Minerals Incorporated	50.00	50.00	469	(12)	234	90	(6)	(10)	(18)	–

					234	90	(6)	(10)	(18)	–	–	–
Nickel
Heron Resources Inc(3)	–	–	–	–	6	7	–	–	–	–	–	–
Korea Nickel Corp	25.00	25.00	16	–	4	11	–	2	–	–	–	–
Others(3)	–	–	–	–	1	5	–	–	–	–	–	–

					11	23	–	2	–	–	–	–

	December 31, 2011				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
	Participation in capital (%)		Net equity	Net income (loss) of the period	2011	2010	2011	2010	2009	2011	2010	2009
	Voting	Total
Aluminium
Norsk Hydro ASA(4)	22.00	22.00	14,668	449	3,227	–	99	–	–	52	–	–

					3,227	–	99	–	–	52	–	–
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	338	(20)	114	135	(7)	4	2	–	–	3
MRS Logística SA	45.68	45.84	1,200	316	551	511	132	90	141	55	72	124

					665	646	125	94	143	55	72	127
Others
Steel
California Steel Industries Inc—CSI	50.00	50.00	322	27	161	155	14	12	(10)	7	7	–
CSP—Companhia Siderurgica do PECEM	50.00	50.00	539	(7)	267	18	(3)	–	–	–	–	–
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,982	(658)	1,607	1,840	(177)	(85)	(6)	–	–	–
Usinas Siderúrgicas de Minas Gerais SA—USIMINAS	–	–	–	–	–	–	–	–	8	–	–	7

					2,035	2,013	(166)	(73)	(8)	7	7	7
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	837	–	75	–	–	–	–	–	–	–
Vale Soluções em Energia S.A.(1)	52.77	52.77	276	(32)	145	115	(16)	(33)	–	–	–	–
Others	–	–	–	–	209	70	(4)	(4)	(2)	–	–	–

					429	185	(20)	(37)	(2)	–	–	–

Total					8,093	4,497	1,135	987	433	1,038	1,161	386

(1)
Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.
(2)
Investment includes goodwill of US$ 58 in December, 2011 and US$64 in December, 2010.
(3)
Available for sale.
(4)
The investment is adjusted based on our acquisition and the net income refers to the period from March onwards.